Goodwill - Goodwill by Cash Generating Unit (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 176.5	$ 163.6
Energy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	86.3	83.7
CSC Commodities UK Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	20.6	20.6
Agriculture
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	11.4	11.4
Volatility Performance Fund S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0.0	0.0
Rosenthal Collins Group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	10.5	10.5
Volcap Trading Partners Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7.8	7.8
X-Change Financial Access LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6.1	6.1
Recycled Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4.6	4.6
ProTrader
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3.3	3.3
Marex Spectron Europe Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2.0	2.0
Arfinco S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0.5	0.5
OTCex
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	13.0	12.5
Cowen's Prime Services and Outsourced Trading Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5.5	0.6
Dropet
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1.8	0.0
I.L.S. Brokers Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 3.1	$ 0.0